UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, L.P.
           --------------------------------------------------
Address:   11755 Wilshire Blvd., Suite 1350
           --------------------------------------------------
           Los Angeles, CA  90025
           --------------------------------------------------

Form 13F File Number:  028-06191
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher T. Winkler
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     310-899-7300
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Christopher T. Winkler         Los Angeles, CA              5/14/2009
   --------------------------      ----------------------      ---------------
          [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                               --------------

Form 13F Information Table Entry Total:              45
                                               --------------

Form 13F Information Table Value Total:          $1,216,185
                                               --------------
                                               (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
                                                      Form 13F INFORMATION TABLE


        COLUMN 1              COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5            COLUMN 6    COLUMN 7        COLUMN 8
--------------------------- ------------     ---------   -------- ----------------------    ----------   --------  -----------------
                             TITLE OF                   VALUE    SHRS  OR    SH/     PUT/   INVESTMENT    OTHER    VOTING AUTHORITY
  NAME OF ISSUER             CLASS          CUSIP      (x$1000)  PRN  AMT    PRN     CALL   DISCRETION   MANAGERS  SOLE  SHARED NONE
--------------------------  -----------      ---------   -------- ---  ---    ---     ----   ----------   --------  ----  ------ ---

AGILENT TECHNOLOGIES INC       COM            00846U101     16,624 SH       1,081,600          Sole         0     1,081,600   0   0
ALCOA INC                      COM            013817101     15,995 SH       2,179,100          Sole         0     2,179,100   0   0
ALLEGHENY ENERGY INC           COM            017361106     25,017 SH       1,079,700          Sole         0     1,079,700   0   0
ALTRIA GROUP INC               COM            02209S103     13,428 SH         838,200          Sole         0       838,200   0   0
ANADARKO PETE CORP             COM            032511107     13,806 SH         355,000          Sole         0       355,000   0   0
BIOGEN IDEC INC                COM            09062X103     24,391 SH         465,300          Sole         0       465,300   0   0
BLACKSTONE GROUP L P           COM UNIT LTD   09253U108      6,085 SH         839,312          Sole         0       839,312   0   0
CF INDS HLDGS INC              COM            125269100     36,169 SH         508,496          Sole         0       508,496   0   0
CIT GROUP INC                  COM            125581108     28,128 SH       9,869,600          Sole         0     9,869,600   0   0
CONOCOPHILLIPS                 COM            20825C104     15,574 SH         397,700          Sole         0       397,700   0   0
CSX CORP                       COM            126408103     48,942 SH       1,893,302          Sole         0     1,893,302   0   0
DELL INC                       COM            24702R101     13,434 SH       1,417,100          Sole         0     1,417,100   0   0
DEVON ENERGY CORP NEW          COM            25179M103     12,008 SH         268,700          Sole         0       268,700   0   0
DISH NETWORK CORP              CL A           25470M109     11,377 SH       1,024,045          Sole         0     1,024,045   0   0
DOLBY LABORATORIES INC         COM            25659T107     17,526 SH         513,800          Sole         0       513,800   0   0
DR PEPPER SNAPPLE GROUP INC    COM            26138E109     29,669 SH       1,754,500          Sole         0     1,754,500   0   0
EBAY INC                       COM            278642103     15,287 SH       1,217,100          Sole         0     1,217,100   0   0
ELECTRONIC ARTS INC            COM            285512109     30,532 SH       1,678,500          Sole         0     1,678,500   0   0
EXPEDIA INC DEL                COM            30212P105     22,544 SH       2,482,840          Sole         0     2,482,840   0   0
HOME DEPOT INC                 COM            437076102     32,090 SH       1,362,037          Sole         0     1,362,037   0   0
IAC INTERACTIVECORP            COM PAR $.001  44919P508     28,978 SH       1,902,700          Sole         0     1,902,700   0   0
INTERNATIONAL GAME TECHNOLOG   COM            459902102     11,438 SH       1,240,600          Sole         0     1,240,600   0   0
LEAP WIRELESS INTL INC         COM NEW        521863308     15,064 SH         432,007          Sole         0       432,007   0   0
LEGG MASON INC                 COM            524901105     14,736 SH         926,774          Sole         0       926,774   0   0
MBIA INC                       COM            55262C100     10,045 SH       2,193,200          Sole         0     2,193,200   0   0
MCKESSON CORP                  COM            58155Q103     14,436 SH         412,000          Sole         0       412,000   0   0
MEMC ELECTR MATLS INC          COM            552715104     32,881 SH       1,993,978          Sole         0     1,993,978   0   0
MICROSOFT CORP                 COM            594918104     93,360 SH       5,082,200          Sole         0     5,082,200   0   0
MOTOROLA INC                   COM            620076109     37,718 SH       8,916,718          Sole         0     8,916,718   0   0
NYSE EURONEXT                  COM            629491101     18,552 SH       1,036,430          Sole         0     1,036,430   0   0
ORACLE CORP                    COM            68389X105     29,821 SH       1,650,300          Sole         0     1,650,300   0   0
OWENS ILL INC                  COM NEW        690768403     29,982 SH       2,076,300          Sole         0     2,076,300   0   0
RESEARCH IN MOTION LTD         COM            760975102     49,023 SH       1,138,214          Sole         0     1,138,214   0   0
SELECT SECTOR SPDR TR          SBI INT-FINL   81369Y605     27,791 SH       3,154,500          Sole         0     3,154,500   0   0
SHAW GROUP INC                 COM            820280105      6,730 SH         245,527          Sole         0       245,527   0   0
SLM CORP                       COM            78442P106     17,775 SH       3,590,929          Sole         0     3,590,929   0   0
SPRINT NEXTEL CORP             COM SER 1      852061100     22,638 SH       6,341,200          Sole         0     6,341,200   0   0
STRAYER ED INC                 COM            863236105     17,309 SH          96,233          Sole         0        96,233   0   0
SUNPOWER CORP                  COM CL B       867652307      7,518 SH         379,676          Sole         0       379,676   0   0
TARGET CORP                    COM            87612E106     28,932 SH         841,300          Sole         0       841,300   0   0
TERADATA CORP DEL              COM            88076W103     27,491 SH       1,694,873          Sole         0     1,694,873   0   0
URS CORP NEW                   COM            903236107      9,024 SH         223,300          Sole         0       223,300   0   0
WELLPOINT INC                  COM            94973V107     58,919 SH       1,551,732          Sole         0     1,551,732   0   0
WILLIAMS COS INC DEL           COM            969457100     29,751 SH       2,614,300          Sole         0     2,614,300   0   0
YAHOO INC                      COM            984332106    147,647 SH      11,525,899          Sole         0    11,525,899   0   0
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